SHARE-BASED COMPENSATION - Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SHARE-BASED COMPENSATION
Compensation expense	¥ 333,686	¥ 189,756	¥ 105,877
Cost of revenue
SHARE-BASED COMPENSATION
Compensation expense	89,943	46,007	18,008
Selling and marketing expenses
SHARE-BASED COMPENSATION
Compensation expense	54,204	39,436	25,213
General and administrative expenses
SHARE-BASED COMPENSATION
Compensation expense	184,943	101,949	61,707
Research and development expenses
SHARE-BASED COMPENSATION
Compensation expense	¥ 4,596	¥ 2,364	¥ 949